DERIVATIVES - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Derivative [Line Items]
Cash and securities collateral for derivative contract	$ 3	$ 3
Collateral	0	0
S&P 500, Russell 1000, NASDAQ 100 and Emerging Market Indices
Derivative [Line Items]
Initial margin requirements	22	14
Us Treasury Notes Ultra Long Bonds And Euro Dollar
Derivative [Line Items]
Initial margin requirements	$ 10	$ 3